Property and Equipment (Details) - Property, Plant and Equipment (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 194,763	$ 161,781	$ 94,509
Less accumulated depreciation	(42,779)	(21,123)	(43,491)
Property and equipment, net	151,984	140,658	51,018
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	22,934	17,192	2,509
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	74,404	73,567	0
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			92,000
Property and equipment, net		32,818
Website Development [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	46,922	46,922	0
Product Development [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 50,503	$ 24,100	$ 0